Notes and Advances Payable (Parenthetical) (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Unrelated parties	Jun. 30, 2012 Notes and advances payable, interest at 8.0%, due on demand Officers directors and affiliates	Dec. 31, 2011 Notes and advances payable, interest at 8.0%, due on demand Officers directors and affiliates	Jun. 30, 2012 Notes and advances payable, interest at 9.7%, due on demand Officers directors and affiliates	Dec. 31, 2011 Notes and advances payable, interest at 9.7%, due on demand Officers directors and affiliates	Jun. 30, 2012 Note payable interest at 12.0% due March 2013 Officers directors and affiliates	Dec. 31, 2011 Note payable interest at 12.0% due March 2013 Officers directors and affiliates	Dec. 31, 2011 Notes and advances payable, Nine Point Six Percent	Dec. 31, 2010 Notes and advances payable, Nine Point Six Percent	Dec. 30, 2011 Notes and advances payable, Eight Point Zero Percent	Dec. 30, 2010 Notes and advances payable, Eight Point Zero Percent
Pledged shares of Common Stock to unrelated individuals in exchange for loan			215,000
Loan, due month and year			2011-05
Notes and advances payable, Directors	$ 245,950	$ 109,319	$ 704,475		$ 10,950	$ 24,319	$ 85,000	$ 85,000	$ 150,000		$ 85,000	$ 460,000	$ 24,319	$ 29,475
Debt instrument, interest rate		12.00%		12.00%		8.00%		9.70%		12.00%	9.60%	9.60%	8.00%	8.00%
Debt instrument, interest rate		12.00%		12.00%		8.00%		9.70%		12.00%	9.60%	9.60%	8.00%	8.00%